Accounts receivable - Schedule of Detailed Information about Accounts Receivables (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Trade receivables	$ 11,501,265	$ 4,072,701
Total accounts receivable	11,501,265	4,072,701	$ 571,300
Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331
Total other receivables	$ 1,564,430	973,145	318,929
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Sales Taxes receivable		379,814	274,998
Li Cycle Holdings Corp [Member] | Previously stated [member]
Statement [Line Items]
Total accounts receivable		973,145	318,929
Total other receivables		$ 593,331	$ 43,931